Summary of Significant Accounting Policies (Details) - USD ($)	2 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Subject to possible redemption		34,500,000	0
Federal depository insurance coverage limit (in Dollars)	$ 250,000	$ 250,000
Subject to forfeiture shares	1,125,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued		6,266,667
Class B Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Subject to forfeiture shares	1,125,000